TAXATION - Summary of unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
TAXATION
Balance at the beginning of the year	¥ 61,030	$ 8,361	¥ 58,718
Additions based on tax position related to current year	8,234	1,128	9,449
Additions based on tax positions related to prior year	10,319	1,414	4,652
Reductions for tax positions related to prior years	(6,798)	(931)	(11,789)
Balance at the end of the year	¥ 72,786	$ 9,972	¥ 61,030